Acquirers Small and Micro Deep Value ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 3.9%
AMC Global Media, Inc. - Class A (a)	34,103	$ 331,481
Bumble, Inc. - Class A (a)	61,731	195,687
IDT Corp. - Class B	4,845	267,250
Yelp, Inc. (a)	9,432	215,050
		1,009,468

Consumer Discretionary - 30.4% (b)
Accel Entertainment, Inc. (a)	21,124	251,164
Betterware de Mexico SAPI de CV	13,646	236,212
Bloomin' Brands, Inc.	38,447	324,493
Brightstar Lottery PLC	18,009	202,241
Buckle, Inc.	4,689	215,084
Build-A-Bear Workshop, Inc.	5,622	209,195
Carter's, Inc.	6,653	256,739
Cricut, Inc. - Class A	56,518	234,550
Ethan Allen Interiors, Inc.	10,509	216,696
G-III Apparel Group Ltd.	8,628	278,943
Harley-Davidson, Inc.	13,085	316,395
Helen of Troy Ltd. (a)	15,464	419,693
Hovnanian Enterprises, Inc. - Class A (a)	2,210	243,896
Kohl's Corp.	18,456	265,028
Legacy Housing Corp. (a)	12,360	296,764
Malibu Boats, Inc. - Class A (a)	9,095	249,749
Marriott Vacations Worldwide Corp.	3,411	289,526
MasterCraft Boat Holdings, Inc. (a)	11,284	262,804
Monarch Casino & Resort, Inc.	2,405	289,225
Movado Group, Inc.	9,596	367,335
Nathan's Famous, Inc.	2,294	231,465
Perdoceo Education Corp.	6,797	220,087
Sally Beauty Holdings, Inc. (a)	16,421	218,071
Shoe Carnival, Inc.	13,029	230,613
Smith & Wesson Brands, Inc.	16,219	246,853
Steven Madden Ltd.	7,194	312,507
United Parks & Resorts, Inc. (a)	7,370	295,758
Visteon Corp.	2,706	320,093
Winnebago Industries, Inc.	6,914	205,277
XPEL, Inc. (a)	5,977	273,268
		7,979,724

Consumer Staples - 5.5%
BellRing Brands, Inc. (a)	13,455	112,484
John B Sanfilippo & Son, Inc.	3,131	234,543
MGP Ingredients, Inc.	13,892	245,194
Nu Skin Enterprises, Inc. - Class A	32,178	186,311
Oddity Tech Ltd. - Class A (a)	16,865	227,846
Simply Good Foods Co. (a)	16,162	186,186
USANA Health Sciences, Inc. (a)	13,646	249,722
		1,442,286

Energy - 6.9%
Ardmore Shipping Corp.	15,642	251,524
Geopark Ltd.	22,961	235,350

Gran Tierra Energy, Inc. (a)	26,356	204,786
RPC, Inc.	33,852	224,100
SandRidge Energy, Inc.	13,784	202,211
StealthGas, Inc. (a)	25,123	230,629
Teekay Corp. Ltd.	19,886	228,093
Teekay Tankers Ltd.	3,357	236,165
		1,812,858

Financials - 11.0%
Acadian Asset Management, Inc.	4,495	325,034
Donnelley Financial Solutions, Inc. (a)	4,938	195,989
International General Insurance Holdings Ltd.	10,261	250,471
Open Lending Corp. (a)	172,939	394,301
PROG Holdings, Inc.	8,338	306,588
Regional Management Corp.	7,380	271,289
Universal Insurance Holdings, Inc.	7,022	259,954
Virtus Investment Partners, Inc.	1,821	260,458
WisdomTree, Inc.	17,204	327,736
World Acceptance Corp. (a)	1,762	290,889
		2,882,709

Health Care - 6.9%
AMN Healthcare Services, Inc. (a)	12,658	366,702
Amphastar Pharmaceuticals, Inc. (a)	11,865	223,655
FONAR Corp. (a)	12,575	240,183
Harmony Biosciences Holdings, Inc. (a)	8,365	264,250
Inmode Ltd. (a)	17,022	237,116
NRC Health	13,384	261,390
SIGA Technologies, Inc.	46,878	219,389
		1,812,685

Industrials - 25.2% (b)
Apogee Enterprises, Inc.	7,254	278,626
Atkore International Group, Inc.	4,135	342,419
Blue Bird Corp. (a)	4,277	289,852
BlueLinx Holdings, Inc. (a)	5,017	260,834
Boise Cascade Co.	3,375	235,305
Costamare, Inc.	13,677	210,352
Danaos Corp.	2,028	253,926
Euroseas Ltd.	3,464	220,657
Franklin Covey Co. (a)	18,878	447,786
Gibraltar Industries, Inc. (a)	5,977	231,011
Global Industrial Co.	7,645	232,408
Global Ship Lease, Inc. - Class A	6,025	219,491
Hudson Technologies, Inc. (a)	39,507	210,177
Insteel Industries, Inc.	7,528	206,945
Janus International Group, Inc. (a)	43,685	233,278
Kforce, Inc.	8,729	410,176
Omega Flex, Inc.	8,041	243,079
Quad/Graphics, Inc.	34,982	260,616
RCM Technologies, Inc. (a)	12,731	275,117
Resources Connection, Inc.	60,757	274,621
Robert Half, Inc.	9,754	287,158
Safe Bulkers, Inc.	37,787	236,169
Tecnoglass, Inc.	5,600	241,304
TriNet Group, Inc.	6,107	278,968
Wabash National Corp.	29,170	231,318
		6,611,593

Information Technology - 6.7%
Axcelis Technologies, Inc. (a)	2,719		408,965
Consensus Cloud Solutions, Inc. (a)	8,512		292,387
Hackett Group, Inc.	17,464		201,360
Ituran Location and Control Ltd.	4,703		308,282
NVE Corp.	3,518		344,553
Photronics, Inc. (a)	6,336		204,969
			1,760,516

Materials - 1.9%
Alpha Metallurgical Resources, Inc. (a)	1,200		238,764
Sylvamo Corp.	6,163		242,021
			480,785
TOTAL COMMON STOCKS (Cost $25,047,676)			25,792,624

CONTINGENT VALUE RIGHTS - 0.0% (c)	Shares		Value
Materials - 0.0% (c)
Resolute Forest Products, Inc.(a)(d)	17,062		171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)			171

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (e)	378,774		378,774
TOTAL MONEY MARKET FUNDS (Cost $378,774)			378,774

TOTAL INVESTMENTS - 99.8% (Cost $25,472,517)			26,171,569
Other Assets in Excess of Liabilities - 0.2%		0.00204	53,421
TOTAL NET ASSETS - 100.0%			$ 26,224,990

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Acquirers Small and Micro Deep Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 25,792,624	$ –	$ –	$ 25,792,624
Contingent Value Rights	–	–	171	171
Money Market Funds	378,774	–	–	378,774
Total Investments	$ 26,171,398	$ –	$ 171	$ 26,171,569

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of a reporting period, in relation to net assets.